Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share, to be issued under Fossil Group, Inc. 2024 Long-Term Incentive Plan, as amended
Amount Registered | shares	7,000,000
Proposed Maximum Offering Price per Unit	7.0125
Maximum Aggregate Offering Price	$ 49,087,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,270.61
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 ("Registration Statement") covers any additional number of shares of common stock, par value $0.01 per share ("Common Stock"), of Fossil Group, Inc. (the "Company") that become issuable under the First Amendment to the Fossil Group, Inc. 2024 Long-Term Incentive Plan (the "Plan"), by reason of any stock splits, stock dividends or other distribution, recapitalization or similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based upon the average of the high and low prices of the Company's shares of Common Stock as reported on The Nasdaq Stock Market on October 7, 2026, which date is within five business days prior to the filing of this Registration Statement.